Employee Benefit Plans - Weighted-Average Assumptions Used to Determine Benefit Obligations (Detail)	12 Months Ended
	Dec. 28, 2013 Pension Benefits [Member]	Dec. 29, 2012 Pension Benefits [Member]	Dec. 31, 2011 Pension Benefits [Member]	Dec. 28, 2013 Pension Benefits [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Pension Benefits [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Pension Benefits [Member] Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Pension Benefits [Member] Minimum [Member]	Dec. 29, 2012 Pension Benefits [Member] Minimum [Member]	Dec. 28, 2013 Pension Benefits [Member] Minimum [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Pension Benefits [Member] Minimum [Member] Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Pension Benefits [Member] Maximum [Member]	Dec. 29, 2012 Pension Benefits [Member] Maximum [Member]	Dec. 28, 2013 Pension Benefits [Member] Maximum [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Pension Benefits [Member] Maximum [Member] Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Other Benefits [Member]	Dec. 29, 2012 Other Benefits [Member]	Dec. 28, 2013 Other Benefits [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Other Benefits [Member] Continental Cement Company, L.L.C. [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate							4.21%	3.30%	4.21%	3.30%	4.46%	3.57%	4.46%	3.57%	4.33%	3.41%	4.33%	3.41%
Expected long-term rate of return on plan assets	7.50%	7.50%	8.50%	7.50%	7.50%	8.50%
Expected long-term rate of return on plan assets				7.50%	7.50%